TOBAM EMERGING MARKETS FUND

Portfolio of Investments

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.8%
Argentina — 0.2%
Globant SA*	1,257	$273,536

Brazil — 3.3%
Atacadao Sa	97,600	363,923
B2W Cia Digital*	29,800	433,965
BB Seguridade Participacoes SA	30,300	173,410
CCR SA	138,000	359,008
Raia Drogasil SA	269,400	1,295,027
Suzano SA*	125,500	1,409,376

		4,034,709

China — 30.8%
AK Medical Holdings Ltd.	108,000	187,228
ANTA Sports Products, Ltd.	68,000	1,078,963
Autohome, Inc., ADR	3,433	341,995
BeiGene, Ltd., ADR*	2,542	656,827
Bgi Genomics Co., Ltd., Class A	7,400	145,328
Bosideng International Holdings, Ltd.	986,000	502,764
CanSino Biologics, Inc., Class H*	18,000	409,928
Changchun High & New Technology Industry Group, Inc., Class A	7,500	514,878
China Communications Services Corp., Ltd., Class H	320,000	141,364
China Greatwall Technology Group Co. Ltd., Class A	46,800	136,126
China Literature Ltd.*	49,000	385,214
China Mengniu Dairy Co., Ltd.	120,000	723,498

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
China Northern Rare Earth Group High-Tech Co., Ltd., Class A*	61,700	$123,686
China Resources Beer Holdings Co., Ltd.	116,000	1,066,714
China Resources Gas Group, Ltd.	290,000	1,541,478
Chongqing Zhifei Biological Products Co., Ltd., Class A	28,488	643,912
Dashenlin Pharmaceutical Group Co., Ltd., Class A	12,707	152,314
ENN Energy Holdings, Ltd.	127,200	1,867,258
Eve Energy Co. Ltd., Class A	35,798	446,764
Fu Jian Anjoy Foods Co., Ltd., Class A	4,300	126,814
Gigadevice Semiconductor Beijing, Inc., Class A	8,500	257,009
GOME Retail Holdings, Ltd.*	2,864,000	343,889
GSX Techedu, Inc., ADR*	11,812	610,799
Guangdong Investment, Ltd.	514,000	926,582
Hebei Construction Group Corp., Ltd., Class H	57,000	31,101
Hengan International Group Co., Ltd.	76,500	541,666
Hualan Biological Engineering, Inc., Class A	33,907	219,221
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	156,500	118,502

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Innovent Biologics, Inc.*	68,000	$718,088
Jiangxi Zhengbang Technology Co., Ltd., Class A	39,800	103,803
Juewei Food Co., Ltd., Class A	11,500	136,376
Kingdee International Software Group Co., Ltd.	314,000	1,281,923
Koolearn Technology Holding Ltd.*	61,500	221,685
Lingyi iTech Guangdong Co., Class A	107,200	196,891
LONGi Green Energy Technology Co., Ltd., Class A	71,500	1,009,506
Maxscend Microelectronics Co., Ltd., Class A	2,900	253,280
Meituan, Class B*	23,700	892,150
Microport Scientific Corp.	58,000	313,096
Muyuan Food Co., Ltd., Class A	67,189	792,359
Nanji E-Commerce Co., Ltd., Class A	46,900	98,222
NAURA Technology Group Co. Ltd., Class A	9,800	270,923
New Hope Liuhe Co., Ltd., Class A	77,100	264,457
NIO, Inc., ADR*	14,461	704,829
Offcn Education Technology Co., Ltd., Class A	31,058	167,001
Perfect World Co., Ltd., Class A	35,650	160,942
Pinduoduo, Inc., ADR*	8,041	1,428,644

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Ping An Healthcare And Technology Co. Ltd.*	79,200	$961,901
Postal Savings Bank Of China Co., Ltd., Class H	430,000	242,976
Sanan Optoelectronics Co., Ltd., Class A	82,500	341,063
Sangfor Technologies, Inc., Class A	7,558	286,650
SG Micro Corp., Class A	2,850	115,037
Shandong Gold Mining Co., Ltd., Class A	70,168	253,837
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	616,000	1,393,648
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A	37,100	306,886
Shengyi Technology Co., Ltd., Class A	47,000	202,809
Shenzhen Goodix Technology Co., Ltd., Class A	7,600	181,042
Shenzhen Kangtai Biological Products Co., Ltd., Class A	12,400	330,786
Shenzhou International Group Holdings, Ltd.	54,100	1,060,265
Silergy Corp.	3,000	258,185
Sungrow Power Supply Co., Ltd., Class A	27,400	303,396
TAL Education Group, ADR*	10,699	765,086
Thunder Software Technology Co. Ltd., Class A	8,200	146,890

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	53,900	$210,392
Tianshui Huatian Technology Co. Ltd., Class A	51,700	107,788
Tingyi Cayman Islands Holding Corp.	608,000	1,039,991
Unigroup Guoxin Microelectronics Co. Ltd., Class A	11,500	235,238
Vipshop Holdings, Ltd., ADR*	49,143	1,381,410
Walvax Biotechnology Co., Ltd., Class A	29,400	173,121
Want Want China Holdings, Ltd.	1,542,000	1,114,840
Wens Foodstuffs Group Co., Ltd., Class A	112,820	314,820
Will Semiconductor, Ltd., Class A	16,241	574,928
Wingtech Technology Co. Ltd., Class A	23,800	360,810
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	39,400	188,323
Yonyou Network Technology Co., Ltd., Class A	60,490	406,187
Zai Lab Ltd., ADR*	5,900	798,506
Zhaojin Mining Industry Co., Ltd.	316,500	377,164

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Zhejiang NHU Co. Ltd., Class A	37,100	$191,370

		37,881,342

Colombia — 0.2%
Grupo de Inversiones Suramericana SA	40,190	299,822

Greece — 0.4%
JUMBO SA	26,678	460,062

Hong Kong — 0.3%
China Youzan, Ltd.*	1,236,000	369,134

India — 19.3%
Adani Green Energy, Ltd.*	13,772	198,933
Aurobindo Pharma, Ltd.	77,294	973,338
Avenue Supermarts Ltd.*	14,634	554,426
Bajaj Finance, Ltd.	11,013	799,603
Bandhan Bank Ltd.*	148,090	817,366
Bharat Petroleum Corp., Ltd.	205,117	1,071,183
Bharti Airtel, Ltd.	146,402	1,022,415
Cipla, Ltd.	104,222	1,170,580
Container Corp Of India, Ltd.	46,757	255,684
Dr Reddy’s Laboratories, Ltd.	25,783	1,835,684
Eicher Motors Ltd.	27,910	968,204
HCL Technologies, Ltd.	136,389	1,770,180
Hero MotoCorp, Ltd.	11,933	508,540
Hindustan Petroleum Corp., Ltd.	216,152	645,053
Indian Oil Corp., Ltd.	386,527	481,681
Indus Towers, Ltd.	104,800	330,666
Infosys, Ltd.	29,915	512,826
InterGlobe Aviation, Ltd.*	29,444	695,890

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
India — (Continued)
Ipca Laboratories, Ltd.	4,947	$148,163
Lupin, Ltd.	70,657	945,493
Piramal Enterprises, Ltd.	6,849	133,951
Sun Pharmaceutical Industries, Ltd.	220,257	1,788,256
Tata Consultancy Services, Ltd.	45,805	1,798,539
Tech Mahindra, Ltd.	123,764	1,654,168
United Spirits, Ltd.*	90,840	719,917
Wipro, Ltd.	52,818	279,773
Yes Bank Ltd.*	3,125,049	767,269
Zee Entertainment Enterprises, Ltd.	269,564	827,219

		23,675,000

Indonesia — 0.9%
Perusahaan Gas Negara Tbk PT	3,289,500	388,016
Telkom Indonesia Persero Tbk PT	1,902,200	448,472
Unilever Indonesia Tbk PT	526,200	275,416

		1,111,904

Malaysia — 3.5%
Axiata Group Bhd	807,985	751,928
Hartalega Holdings Bhd	130,700	395,596
Kossan Rubber Industries	227,200	255,433
Maxis Bhd	641,400	805,897
Public Bank Bhd	95,300	488,660
Supermax Corp. Bhd*	429,640	645,471
Top Glove Corp. Bhd	658,400	1,005,980

		4,348,965

Mexico — 0.4%
Grupo Financiero Banorte SAB de CV, Class O*	77,500	427,040

	Number of Shares	Value

COMMON STOCKS — (Continued)
Peru — 0.7%
Cia de Minas Buenaventura SAA, ADR*	71,477	$871,305

Poland — 0.7%
Orange Polska SA*	218,094	386,608
Polski Koncern Naftowy ORLEN SA	32,819	508,083

		894,691

Russia — 1.8%
Alrosa PJSC	307,650	411,037
PhosAgro PJSC, GDR	41,695	568,612
Polyus PJSC	5,047	1,035,711
Severstal PJSC	8,758	156,377

		2,171,737

South Africa — 1.9%
AngloGold Ashanti, Ltd.	43,473	1,001,986
Gold Fields, Ltd.	88,085	817,701
Harmony Gold Mining Co. Ltd.*	47,336	226,250
Sibanye Stillwater Ltd.	55,327	222,985

		2,268,922

South Korea — 16.7%
Alteogen, Inc.*	4,678	775,182
Amorepacific Corp.	2,209	419,447
Celltrion Healthcare Co. Ltd.*	15,840	2,381,798
Celltrion Pharm, Inc.*	5,122	1,126,940
Celltrion, Inc.*	2,433	805,218
Coway Co., Ltd.*	14,587	977,548
Fila Korea, Ltd.	3,081	124,250
Hanmi Pharm Co., Ltd.	2,029	685,644
Hanon Systems	56,135	840,421
HLB, Inc.*	9,711	828,151

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — (Continued)
Hyundai Glovis Co., Ltd.	5,428	$921,034
Hyundai Marine & Fire Insurance Co., Ltd.	20,531	430,474
Kangwon Land, Inc.	10,671	231,216
Kia Motors Corp.	16,448	947,681
KMW Co., Ltd.*	7,926	589,268
LG Uplus Corp.	48,499	525,164
NCSoft Corp.	2,118	1,818,412
Netmarble Corp.*	5,140	623,135
Orion Corp.	7,351	839,504
Samsung Biologics Co. Ltd.*	416	316,729
Samsung Fire & Marine Insurance Co., Ltd.	1,242	214,553
Seegene, Inc.	3,724	662,748
Shin Poong Pharmaceutical Co., Ltd.*	4,012	458,038
Shinsegae, Inc.	835	184,431
SK Chemicals Co., Ltd.	2,383	863,676
SK Telecom Co., Ltd.	6,453	1,418,147
Yuhan Corp.	8,307	575,204

		20,584,013

Taiwan — 9.3%
Accton Technology Corp.	87,000	980,899
ASMedia Technology, Inc.	4,000	224,104
Asustek Computer, Inc.	44,000	392,951
AU Optronics Corp.*	1,029,000	514,855
Eclat Textile Co., Ltd.	49,660	747,985
Far EasTone Telecommunications Co., Ltd.	496,000	1,081,335
Feng TAY Enterprise Co., Ltd.	122,200	869,282

	Number of Shares	Value

COMMON STOCKS — (Continued)
Taiwan — (Continued)
Inventec Corp.	745,000	$637,268
Micro-Star International Co., Ltd.	72,000	340,328
Nien Made Enterprise Co., Ltd.	39,000	453,472
Oneness Biotech Co., Ltd.*	40,000	343,604
President Chain Store Corp.	104,000	986,968
Taiwan High Speed Rail Corp.	608,000	687,132
Taiwan Mobile Co., Ltd.	377,000	1,327,009
United Microelectronics Corp.	594,000	998,967
Wiwynn Corp.	25,000	627,756
Yageo Corp.	12,000	222,117

		11,436,032

Thailand — 6.8%
Advanced Info Service PCL	262,800	1,544,680
Airports of Thailand PCL	103,300	214,360
Bangkok Bank PCL	38,700	153,024
Bangkok Dusit Medical Services PCL	1,955,800	1,354,425
Bangkok Expressway & Metro PCL	2,359,600	653,075
Berli Jucker PCL	375,300	434,743
Charoen Pokphand Foods PCL	1,198,720	1,070,239
CP ALL PCL*	206,400	401,132
Energy Absolute PCL	436,000	713,334
Global Power Synergy PCL	176,000	432,189
Kasikornbank PCL	94,800	357,444

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Thailand — (Continued)
Srisawad Corp. PCL	103,600	$226,913
Thai Union Group PCL	965,300	438,525
True Corp. PCL	3,581,800	411,115

		8,405,198

Turkey — 1.6%
BIM Birlesik Magazalar AS	125,668	1,271,069
Eregli Demir ve Celik Fabrikalari TAS	340,398	683,134

		1,954,203

TOTAL COMMON STOCKS (Cost $94,300,054)		121,467,615

	Number of Shares	Value

PREFERRED STOCKS — 0.1%
South Korea — 0.1%
Hyundai Motor Co.(a)	1,976	$163,463

TOTAL PREFERRED STOCKS (Cost $129,998)		163,463

TOTAL INVESTMENTS - 98.9% (Cost $94,430,052)		121,631,078
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		1,310,248

NET ASSETS - 100.0%		$122,941,326

*	Non-income producing.
(a)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.

ADR	American Depository Receipt
GDR	Global Depository Receipt
PCL	Public Company Limited

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

December 31, 2020

(Unaudited)

At December 31, 2020, the Fund held the following open positions in futures contracts:

Long Futures Outstanding	Expiration Date	Number of Contracts	Notional Cost	Notional Amount	Value and Unrealized Appreciation
MSCI® Emerging Markets Index	03/19/21	20	$1,250,580	$1,288,200	$37,620

					$37,620

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2020

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The TOBAM Emerging Markets Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to TOBAM (“TOBAM” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Exchange traded futures contracts are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s investments carried at fair value:

Assets	Total Value at 12/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Argentina	$273,536	$273,536	$—	$—
Brazil	4,034,709	—	4,034,709	—
China	37,881,342	6,846,011	31,035,331	—
Colombia	299,822	299,822	—	—
Greece	460,062	—	460,062	—
Hong Kong	369,134	—	369,134	—
India	23,675,000	—	23,675,000	—
Indonesia	1,111,904	—	1,111,904	—

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Assets	Total Value at 12/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Malaysia	$4,348,965	$—	$4,348,965	$—
Mexico	427,040	427,040	—	—
Peru	871,305	871,305	—	—
Poland	894,691	—	894,691	—
Russia	2,171,737	—	2,171,737	—
South Africa	2,268,922	—	2,268,922	—
South Korea	20,584,013	—	20,584,013	—
Taiwan	11,436,032	—	11,436,032	—
Thailand	8,405,198	—	8,405,198	—
Turkey	1,954,203	—	1,954,203	—
Preferred Stocks:
South Korea	163,463	—	163,463	—
Derivatives:
Equity Contracts:
Futures Contracts	37,620	37,620	—	—

Total Assets	$121,668,698	$8,755,334	$112,913,364	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

December 31, 2020

(Unaudited)

reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statements of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.